JOINT VENTURES - Summarized statements of comprehensive income (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2016
Summarised statements of comprehensive income
Revenue	$ 46,853,369	$ 160,308,979	$ 133,491,118	$ 41,027,474
Profit (loss) of the year	(8,378,549)	(16,358,891)	(14,311,246)	(6,181,889)
Other comprehensive income	(2,714,241)	3,904,365	(31,833,554)	(4,579,700)
Total comprehensive income (loss)	11,092,790	12,454,526	46,144,800	$ 10,761,589
Trigall Genetics S.A.
Summarised statements of comprehensive income
Revenue	21,041	367,646	104,037
Interest income	0	54,003	14,053
Interest expenses	(31,444)	(16,145)	(12,213)
Profit (loss) of the year	(12,986)	(33,195)	(194,432)
Other comprehensive income	0	0
Total comprehensive income (loss)	(12,986)	(33,195)	(194,432)
Semya S.A.
Summarised statements of comprehensive income
Revenue	0	0
Interest income	41,865	29,275
Interest expenses	(75,682)	(5,661)	(209,966)
Profit (loss) of the year	(58,356)	(218,627)	(354,151)
Other comprehensive income	163	0	(37,036)
Total comprehensive income (loss)	(58,193)	(218,627)	(391,187)
Synertech Industrias S.A.
Summarised statements of comprehensive income
Revenue	1,315,857	18,305,953	6,611,384
Interest income	726,519	2,434,610	1,758,129
Interest expenses	(2,331,246)	(6,193,963)	(5,831,182)
Depreciation and amortisation expense	(1,714,354)	(1,074,552)	(653,766)
Profit (loss) of the year	(1,822,573)	2,278,859	(1,991,754)
Other comprehensive income		334,403
Total comprehensive income (loss)	(1,822,573)	2,613,262	(1,991,754)
Indrasa Biotecnologia S.A.
Summarised statements of comprehensive income
Revenue	355,499	452,555	232,290
Interest income	315	1,813	756
Interest expenses		(3,001)	(2,516)
Depreciation and amortisation expense		(3,653)
Profit (loss) of the year	53,468	6,548	7,483
Total comprehensive income (loss)	$ 53,468	$ 6,548	$ 7,483